Balance Sheet Components - Schedule of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 25,703	$ 18,706
Work in process	9,973	8,728
Finished goods	23,711	21,781
Total inventories	$ 59,387	$ 49,215